Pensions and Other Benefit Plans (Tables)	12 Months Ended
Jan. 01, 2012
Pensions and Other Benefit Plans [Abstract]
Components of net periodic benefit cost

	Retirement Plans			Other Benefit Plans
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Service cost	$638	550	511	$149	134	137
Interest cost	853	791	746	188	202	174
Expected return on plan assets	(1,108)	(1,005)	(934)	(1)	(1)	(1)
Amortization of prior service cost	9	10	13	(3)	(4)	(5)
Amortization of net transition asset	1	1	1	—	—	—
Recognized actuarial losses	388	236	155	45	48	55
Curtailments and settlements	—	1	(11)	—	—	(1)

Net periodic benefit cost	$781	584	481	$378	379	359

Amounts expected to be recognized in net periodic benefit cost

(Dollars in Millions)
Amortization of net transition obligation	$1
Amortization of net actuarial losses	553
Amortization of prior service cost	4

Rates Used to Develop Actuarial Present Value of Projected Benefit Obligation

	Retirement Plans			Other Benefit Plans
	2011	2010	2009	2011	2010	2009
U.S. Benefit Plans
Discount rate	5.22%	5.98	6.50	5.22%	5.98	6.50
Expected long-term rate of return on plan assets	9.00%	9.00	9.00	9.00%	9.00	9.00
Rate of increase in compensation levels	4.25%	4.25	4.50	4.25%	4.25	4.50
International Benefit Plans
Discount rate	4.94%	5.26	5.75	5.64%	6.32	6.75
Expected long-term rate of return on plan assets	7.87%	8.00	8.00	—	—	—
Rate of increase in compensation levels	4.05%	4.00	4.00	4.70%	4.75	4.75

Assumed health care cost trend rates

Health Care Plans	2011	2010
Health care cost trend rate assumed for next year	7.50%	7.50
Rate to which the cost trend rate is assumed to decline (ultimate trend)	5.00%	5.00
Year the rate reaches the ultimate trend rate	2018	2018

Effect of one percentage point change in assumed health care cost trend rates

	One-Percentage-	One-Percentage-
(Dollars in Millions)	Point Increase	Point Decrease
Health Care Plans
Total interest and service cost	$42	$(33)
Post-retirement benefit obligation	422	(337)

Information related to the benefit obligation and the fair value of plan assets

	Retirement Plans		Other Benefit Plans
(Dollars in Millions)	2011	2010	2011	2010
Change in Benefit Obligation
Projected benefit obligation — beginning of year	$14,993	13,449	$3,572	3,590
Service cost	638	550	149	134
Interest cost	853	791	188	202
Plan participant contributions	54	42	—	—
Amendments	(24)	—	—	—
Actuarial losses	1,698	815	213	115
Divestitures & acquisitions	14	—	—	—
Curtailments & settlements & restructuring	(6)	(10)	—	—
Benefits paid from plan	(659)	(627)	(320)	(476)
Effect of exchange rates	(137)	(17)	(12)	7

Projected benefit obligation — end of year	$17,424	14,993	$3,790	3,572

Change in Plan Assets
Plan assets at fair value — beginning of year	$13,433	10,923	$14	16
Actual return on plan assets	(102)	1,466	(1)	2
Company contributions	1,135	1,611	315	472
Plan participant contributions	54	42	—	—
Settlements	(2)	(7)	—	—
Divestitures & acquisitions	(2)	—	—	—
Benefits paid from plan assets	(659)	(627)	(320)	(476)
Effect of exchange rates	(121)	25	—	—

Plan assets at fair value — end of year	$13,736	13,433	$8	14

Funded status — end of year	$(3,688)	(1,560)	$(3,782)	(3,558)

Amounts Recognized in the Company’s Balance Sheet consist of the following:
Non-current assets	$249	615	$—	—
Current liabilities	(59)	(54)	(346)	(576)
Non-current liabilities	(3,878)	(2,121)	(3,436)	(2,982)

Total recognized in the consolidated balance sheet — end of year	$(3,688)	(1,560)	$(3,782)	(3,558)

Amounts Recognized in Accumulated Other Comprehensive Income consist of the following:
Net actuarial loss	$6,030	3,539	$1,218	1,017
Prior service cost (credit)	6	39	(18)	(21)
Unrecognized net transition obligation	3	4	1	—

Total before tax effects	$6,039	3,582	$1,201	996

Accumulated Benefit Obligations — end of year	$15,452	13,134
Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net periodic benefit cost	$781	584	$378	379

Net actuarial loss	2,903	354	197	134
Amortization of net actuarial (loss) gain	(388)	(242)	8	(46)
Prior service cost	(24)	—	—	—
Amortization of prior service (cost) credit	(9)	(10)	3	4
Effect of exchange rates	(25)	13	(3)	3

Total recognized in other comprehensive income, before tax	$2,457	115	$205	95

Total recognized in net periodic benefit cost and other comprehensive income	$3,238	699	$583	474

Schedule of Net Funded Status

	U.S. Plans				International Plans
	Qualified Plans		Non-Qualified Plans		Funded Plans		Unfunded Plans
(Dollars in Millions)	2011	2010	2011	2010	2011	2010	2011	2010
Plan Assets	$9,132	8,815	—	—	4,604	4,618	—	—
Projected Benefit Obligation	10,283	8,460	1,155	955	5,626	5,215	360	363
Accumulated Benefit Obligation	9,147	7,561	903	761	5,078	4,489	324	323
Over (Under) Funded Status
Projected Benefit Obligation	(1,151)	355	(1,155)	(955)	(1,022)	(597)	(360)	(363)
Accumulated Benefit Obligation	$(15)	1,254	(903)	(761)	(474)	129	(324)	(323)

Projected future benefit payments from company's retirement and other benefit plans

(Dollars in Millions)	2012	2013	2014	2015	2016	2017-2021
Projected future benefit payments
Retirement plans	$627	636	653	682	730	4,475

Other benefit plans — gross	365	277	216	218	218	1,112
Medicare rebates	(11)	—	—	—	—	—

Other benefit plans — net	$354	277	216	218	218	1,112

Projected future minimum contributions to the Company's U.S. and international unfunded retirement plans

(Dollars in Millions)	2012	2013	2014	2015	2016	2017-2021
Projected future contributions
Unfunded U.S. retirement plans	$39	41	44	47	51	329

Unfunded international retirement plans	$22	21	20	22	26	126

Company' retirement plan asset allocation and target allocations

	Percent of Plan Assets		Target Allocation
	2011	2010	2012
U.S. Retirement Plans
Equity securities	74%	79	75
Debt securities	26	21	25

Total plan assets	100%	100	100

International Retirement Plans
Equity securities	62%	65	64
Debt securities	38	35	36
Total plan assets	100%	100	100

Trust investments measured at fair value

	Quoted Prices in Active Markets for Identical Assets		Significant Other Observable Inputs		Significant Unobserv- able Inputs
	(Level 1)		(Level 2)		(Level 3)		Total Assets
(Dollars in Millions)	2011	2010	2011	2010	2011	2010	2011	2010
Short-term investment funds	$161	80	632	371	—	—	793	451
Government and agency securities	59	69	1,528	1,484	—	—	1,587	1,553
Debt instruments	1	5	1,106	1,149	9	13	1,116	1,167
Equity securities	6,682	6,744	2	14	16	24	6,700	6,782
Commingled funds	8	1	3,375	3,173	33	35	3,416	3,209
Insurance contracts	—	—	—	—	25	29	25	29
Other assets	1	10	33	150	65	82	99	242

Trust investments at fair value	$6,912	6,909	6,676	6,341	148	183	13,736	13,433

Summary of changes in the fair value of the Plan's Level 3 assets

(Dollars in Millions)	Debt Instruments	Equity Securities	Commingled Funds	Insurance Contracts	Other Assets	Total Level 3
Balance January 3, 2010	$5	15	26	32	82	160
Realized gains (losses)	(1)	—	—	(3)	1	(3)
Unrealized gains (losses)	1	4	4	—	(3)	6
Purchases, sales, issuances and settlements, net	8	5	5	—	2	20

Balance January 2, 2011	13	24	35	29	82	183
Realized gains (losses)	—	3	—	1	—	4
Unrealized gains (losses)	1	(2)	(6)	(2)	(17)	(26)
Purchases, sales, issuances and settlements, net	(5)	(9)	4	(3)	—	(13)

Balance January 1, 2012	$9	16	33	25	65	148